COMBINED CARVE-OUT BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 41,779,626	$ 4,963,411
Due from related parties, current	558,327	0
Accounts receivable trade, net	10,616,573	4,102,150
Inventories	893,569	3,137,855
Prepaid expenses and other assets	915,244	402,502
Deferred charges, net	0	25,335
Total current assets	54,763,339	12,631,253
NON-CURRENT ASSETS:
Vessels, net	92,486,178	108,086,280
Restricted cash	700,000	700,000
Due from related parties	1,708,474	810,437
Prepaid expenses and other assets, non-current	5,199,999	949,999
Deferred charges, net	2,621,145	868,917
Total non-current assets	102,715,796	111,415,633
Total assets	157,479,135	124,046,886
CURRENT LIABILITIES:
Current portion of long-term debt, net	2,606,302	2,930,269
Accounts payable	1,643,468	505,631
Due to related parties, current	0	2,478,713
Deferred revenue	0	547,939
Accrued liabilities	2,269,281	483,690
Total current liabilities	6,519,051	6,946,242
NON-CURRENT LIABILITIES:
Long-term debt, net	10,463,172	13,069,474
Total non-current liabilities	10,463,172	13,069,474
Commitments and contingencies
Stockholders' deficit:
Net parent investment/stockholder deficit	140,496,912	104,031,170
Total liabilities and net parent investment/stockholder deficit	$ 157,479,135	$ 124,046,886